Note Supplemental disclosure on the consolidated statments of cash flows (Additional disclosures on cash flow information and non-cash activities) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure - Additional Disclosures on Cash Flow Information and Non-Cash Activities [Abstract]
Income Taxes Paid, Net		$ 3,763	$ 7,152	$ 54,520
Interest Paid		212,353	193,503	696,631
Cash Flow Noncash Investing And Financing Activities Disclosure Abstract
Transfers Of Loans To Other Real Estate Owned		117,334	136,368	154,358
Transfers Of Loans To Other Property		28,614	36,106	38,958
Total loans transferred to foreclosed assets		145,948	172,474	193,316
Financed sales of other real estate assets		15,452	24,104	26,869
Financed sales of other foreclosed assets		17,351	22,745	23,762
Total financed sales of other foreclosed and real estate assets		32,803	46,849	50,631
Transfer Of Portfolio Loans And Leases To Held For Sale 1		7,249	65,063	2,161,669
Transfer Of Loans Held For Sale To Portfolio Loans 1		5,947	17,065	41,293
Transfers Of Trading Securities To Available For Sale Securities		0	63,645	0
Noncash Transfer To Securities From Loans Resulting From Securitization	[1]	775,612	1,088,121	899,604
Trades receivables from brokers and counterparties		46,630	78,759	66,949
Trades Payables To Brokers And Counterparties		102	6,150	2,000
Recognition of mortgage servicing rights on securitizations or asset transfers		$ 10,884	$ 13,460	$ 12,583

[1]	Includes loans securitized into trading securities and subsequently sold before year end.